Segment information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of operating segments [line items]
Reportable segment	three
Non-current assets	$ 124,994,280	$ 87,439,489	$ 20,386,898
Australia
Disclosure of operating segments [line items]
Non-current assets	4,222,057	14,731,033
United Kingdom
Disclosure of operating segments [line items]
Non-current assets	679,720
UNITED STATES
Disclosure of operating segments [line items]
Non-current assets		629,325
Kabanga Nickel Limited
Disclosure of operating segments [line items]
Non-current assets	$ 120,092,503	$ 72,079,131